Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	401
Due from 1 to 5 years, amortized cost	1,001
Due from 5 to 10 years, amortized cost	480
Total, amortized cost	1,882
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	402
Due from 1 to 5 years, fair value	1,031
Due from 5 to 10 years, fair value	489
Total, fair value	1,922
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	1.03%
Due from 1 to 5 years, average yield (as a percent)	2.41%
Due from 5 to 10 years, average yield (as a percent)	1.32%
Total, average yield (as a percent)	1.84%